UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow                Darien, CT             November 16, 2009
------------------------      ------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name
     --------------------            ---------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $ 214,988
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
------------------------------  ---------------  --------   --------  -------------------  ---------   --------  -------------------
                                                             VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------  ---------------  --------   --------  --------  ---  ----  ---------   --------  ----   ------  ----
AIRCASTLE LTD                   COM              G0129K104   10,338  1,069,094  SH           Sole             1,069,094
ALLIANCE DATA SYSTEMS CORP      COM              018581108   10,677    174,799  SH           Sole               174,799
ALLIANT TECHSYSTEMS INC         COM              018804104   15,608    200,488  SH           Sole               200,488
AMPHENOL CORP NEW               CL A             032095101   11,843    314,315  SH           Sole               314,315
ANNALY CAP MGMT INC             COM              035710409    2,856    157,429  SH           Sole               157,429
ASCENT MEDIA CORP               COM SER A        043632108    1,373     53,635  SH           Sole                53,635
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW          049164205    5,419    169,500  SH           Sole               169,500
BAXTER INTL INC                 COM              071813109   12,174    213,549  SH           Sole               213,549
CHIMERA INVT CORP               COM              16934Q109    5,451  1,426,863  SH           Sole             1,426,863
CLEVELAND BIOLABS INC           COM              185860103      497    119,201  SH           Sole               119,201
COACH INC                       COM              189754104      704     21,400  SH           Sole                21,400
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS 207597626      289      8,575  SH           Sole                 8,575
COPART INC                      COM              217204106    6,126    184,467  SH           Sole               184,467
CREDIT ACCEP CORP MICH          COM              225310101   17,892    555,810  SH           Sole               555,810
DEALERTRACK HLDGS INC           COM              242309102    3,066    162,145  SH           Sole               162,145
DISCOVERY COMMUNICATNS NEW      COM SER C        25470F302    5,072    194,846  SH           Sole               194,846
DISCOVERY COMMUNICATNS NEW      COM SER A        25470F104    5,629    194,846  SH           Sole               194,846
FORD MTR CO DEL                 COM PAR $0.01    345370860    1,226    170,000  SH           Sole               170,000
GENESEE & WYO INC               CL A             371559105    8,870    292,556  SH           Sole               292,556
HEXCEL CORP NEW                 COM              428291108    4,607    402,747  SH           Sole               402,747
KINETIC CONCEPTS INC            COM NEW          49460W208   15,496    419,028  SH           Sole               419,028
KIRBY CORP                      COM              497266106    4,835    131,321  SH           Sole               131,321
LABORATORY CORP AMER HLDGS      COM NEW          50540R409   11,176    170,100  SH           Sole               170,100
MEDCO HEALTH SOLUTIONS INC      COM              58405U102    1,485     26,840  SH           Sole                26,840
NEUSTAR INC                     CL A             64126X201      576     25,490  SH           Sole                25,490
PECO ENERGY CO                  PREFERRED STOCKS 693304404      286      3,800  SH           Sole                 3,800
POLYPORE INTL INC               COM              73179V103    1,107     85,709  SH           Sole                85,709
PRECISION CASTPARTS CORP        COM              740189105    5,228     51,317  SH           Sole                51,317
PRICELINE COM INC               COM NEW          741503403   12,584     75,890  SH           Sole                75,890
SAIC INC                        COM              78390X101    1,098     62,625  SH           Sole                62,625
SLM CORP                        COM              78442P106    7,594    870,834  SH           Sole               870,834
SPDR TR                         UNIT SER 1       78462F103    8,164     77,314  SH           Sole                77,314
STANCORP FINL GROUP INC         COM              852891100    1,839     45,545  SH           Sole                45,545
STEINWAY MUSICAL INSTRS INC     COM              858495104    3,780    318,452  SH           Sole                318452
VICOR CORP                      COM              925815102    4,809    622,992  SH           Sole                622992
VISA INC                        COM CL A         92826C839    5,214     75,443  SH           Sole                 75443







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